Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity Small Cap Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Small Cap Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Small Cap Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Small Cap Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Small Cap Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Small Cap Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Small Cap Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Small Cap Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Small Cap Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Small Cap Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Small Cap Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Small Cap Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Small Cap Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Small Cap Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Small Cap Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Small Cap Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Small Cap Value Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Small Cap Value Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Small Cap Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Small Cap Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Small Cap Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Small Cap Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Small Cap Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Small Cap Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Small Cap Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Small Cap Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Small Cap Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Small Cap Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Small Cap Value Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class Z | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Small Cap Value Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Small Cap Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Small Cap Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Small Cap Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Small Cap Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Small Cap Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Small Cap Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Small Cap Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Small Cap Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Small Cap Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Small Cap Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Small Cap Value Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class M | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Small Cap Value Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Small Cap Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Small Cap Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Small Cap Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Small Cap Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Small Cap Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Small Cap Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Small Cap Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Small Cap Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Small Cap Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Small Cap Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Small Cap Value Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class I | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Small Cap Value Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Small Cap Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Small Cap Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Small Cap Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Small Cap Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Small Cap Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Small Cap Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Small Cap Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Small Cap Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Small Cap Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Small Cap Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Small Cap Value Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class C | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Small Cap Value Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Small Cap Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Small Cap Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Small Cap Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Small Cap Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Small Cap Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Small Cap Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Small Cap Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Small Cap Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Small Cap Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Small Cap Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Small Cap Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Small Cap Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Small Cap Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Small Cap Value Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Small Cap Value Fund - Class A | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Small Cap Value Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Small Cap Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Small Cap Growth K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Small Cap Growth K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Small Cap Growth K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Small Cap Growth K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Small Cap Growth K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Small Cap Growth K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Small Cap Growth K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Small Cap Growth K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Small Cap Growth K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Small Cap Growth K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Growth K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Growth K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth K6 Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Small Cap Growth K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth K6 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Small Cap Growth K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Small Cap Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Small Cap Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Small Cap Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Small Cap Growth Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Small Cap Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Small Cap Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Small Cap Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Small Cap Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Small Cap Growth Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Small Cap Growth Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Small Cap Growth Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Small Cap Growth Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Small Cap Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Small Cap Growth Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Small Cap Growth Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Small Cap Growth Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Small Cap Growth Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Growth Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Small Cap Growth Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Small Cap Growth Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Growth Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Growth Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Small Cap Growth Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Growth Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Small Cap Growth Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Growth Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Growth Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Growth Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Small Cap Growth Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Small Cap Growth Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Small Cap Growth Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Small Cap Growth Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Growth Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Small Cap Growth Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Small Cap Growth Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Growth Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Growth Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Small Cap Growth Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Growth Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Small Cap Growth Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Growth Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Growth Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Growth Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Small Cap Growth Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Small Cap Growth Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Small Cap Growth Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Small Cap Growth Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Growth Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Small Cap Growth Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Small Cap Growth Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Growth Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Growth Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Small Cap Growth Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Growth Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Small Cap Growth Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Growth Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Growth Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Growth Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Small Cap Growth Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Small Cap Growth Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Small Cap Growth Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Small Cap Growth Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Growth Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Small Cap Growth Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Small Cap Growth Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Growth Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Growth Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Small Cap Growth Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Growth Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Small Cap Growth Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Growth Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Small Cap Growth Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Small Cap Growth Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Small Cap Growth Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Advisor Small Cap Growth Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Small Cap Growth Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Small Cap Growth Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Small Cap Growth Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Small Cap Growth Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Small Cap Growth Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Small Cap Growth Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Small Cap Growth Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Small Cap Growth Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Small Cap Growth Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Small Cap Growth Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Small Cap Growth Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Small Cap Growth Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Small Cap Growth Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Small Cap Growth Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Small Cap Growth Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Small Cap Growth Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Small Cap Growth Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Small Cap Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Small Cap Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Small Cap Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Small Cap Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Small Cap Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Small Cap Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Series Small Cap Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Series Small Cap Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Series Small Cap Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series Small Cap Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Series Small Cap Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Small Cap Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Small Cap Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Small Cap Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Small Cap Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series Small Cap Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Small Cap Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Fidelity Series Small Cap Opportunities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Small Cap Opportunities Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Small Cap Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Small Cap Opportunities Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Small Cap Opportunities Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Small Cap Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Small Cap Opportunities Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Small Cap Opportunities Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Small Cap Opportunities Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Small Cap Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Series Small Cap Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Real Estate Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Real Estate Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Real Estate Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Real Estate Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Real Estate Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Real Estate Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Real Estate Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Real Estate Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Real Estate Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Real Estate Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Real Estate Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Real Estate Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Real Estate Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Series Real Estate Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Series Real Estate Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Real Estate Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Real Estate Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Real Estate Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Real Estate Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Series Real Estate Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Real Estate Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Series Real Estate Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Real Estate Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Real Estate Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Real Estate Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Series Real Estate Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Fidelity Series Real Estate Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Series Real Estate Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Real Estate Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Blue Chip Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Series Blue Chip Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Series Blue Chip Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Blue Chip Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Blue Chip Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Series Blue Chip Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Blue Chip Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Blue Chip Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Blue Chip Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Blue Chip Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Blue Chip Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Blue Chip Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Series Blue Chip Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Series Blue Chip Growth Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Blue Chip Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Blue Chip Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Blue Chip Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Series Blue Chip Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Blue Chip Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series Blue Chip Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Blue Chip Growth Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Blue Chip Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Series Blue Chip Growth Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Blue Chip Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Blue Chip Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Blue Chip Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Blue Chip Growth Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Blue Chip Growth Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Blue Chip Growth Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Blue Chip Growth Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Blue Chip Growth Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Blue Chip Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Series Blue Chip Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Blue Chip Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Blue Chip Growth Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Blue Chip Growth Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Real Estate Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Real Estate Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Real Estate Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Real Estate Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Real Estate Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Real Estate Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Real Estate Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Real Estate Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Real Estate Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Real Estate Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Real Estate Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Real Estate Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Real Estate Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Real Estate Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Real Estate Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Real Estate Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Real Estate Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Real Estate Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Real Estate Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Real Estate Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Real Estate Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Real Estate Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Real Estate Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Real Estate Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Real Estate Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Real Estate Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Real Estate Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor Real Estate Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Real Estate Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Real Estate Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Real Estate Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Real Estate Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Real Estate Income Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Real Estate Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Real Estate Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Real Estate Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Real Estate Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Real Estate Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Real Estate Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Real Estate Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Real Estate Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor Real Estate Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Real Estate Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Real Estate Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Real Estate Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Real Estate Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Real Estate Income Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Real Estate Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Real Estate Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Real Estate Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Real Estate Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Real Estate Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Real Estate Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Real Estate Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Real Estate Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor Real Estate Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Real Estate Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Real Estate Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Real Estate Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Real Estate Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Real Estate Income Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Real Estate Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Real Estate Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Real Estate Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Real Estate Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Real Estate Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Real Estate Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Real Estate Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Real Estate Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor Real Estate Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Real Estate Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Real Estate Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Real Estate Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Real Estate Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Real Estate Income Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Real Estate Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Real Estate Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Real Estate Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Real Estate Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Real Estate Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Real Estate Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Real Estate Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Advisor Real Estate Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Real Estate Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Real Estate Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Real Estate Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Advisor Real Estate Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Real Estate Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Real Estate Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Real Estate Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Real Estate Income Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Real Estate Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Real Estate Income Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Real Estate Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Real Estate Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity OTC Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity OTC Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity OTC Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity OTC Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity OTC Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity OTC Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity OTC Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity OTC Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity OTC Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity OTC Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity OTC Portfolio | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity OTC Portfolio | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity OTC Portfolio | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity OTC Portfolio | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC Portfolio | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity OTC Portfolio | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity OTC Portfolio | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity OTC Portfolio | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity OTC Portfolio | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity OTC Portfolio | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity OTC Portfolio | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity OTC Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity OTC Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity OTC Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity OTC Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity OTC Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity OTC Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity OTC Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity OTC Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity OTC Portfolio - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity OTC Portfolio - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity OTC Portfolio - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity OTC Portfolio - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity OTC Portfolio - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity OTC Portfolio - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity OTC Portfolio - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity OTC Portfolio - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity OTC Portfolio - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity OTC Portfolio - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity OTC Portfolio - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity OTC Portfolio - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity OTC Portfolio - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity OTC Portfolio - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC Portfolio - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity OTC Portfolio - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity OTC Portfolio - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity OTC Portfolio - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity OTC Portfolio - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity OTC Portfolio - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity OTC Portfolio - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity OTC Portfolio - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity OTC Portfolio - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity OTC Portfolio - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity OTC Portfolio - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity OTC Portfolio - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio - Class K | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC Portfolio - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC Portfolio - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC Portfolio - Class K | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC Portfolio - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity OTC Portfolio - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity OTC Portfolio - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity OTC Portfolio - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity OTC K6 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity OTC K6 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity OTC K6 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity OTC K6 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity OTC K6 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity OTC K6 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity OTC K6 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity OTC K6 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity OTC K6 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity OTC K6 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity OTC K6 Portfolio | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity OTC K6 Portfolio | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity OTC K6 Portfolio | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity OTC K6 Portfolio | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC K6 Portfolio | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity OTC K6 Portfolio | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity OTC K6 Portfolio | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity OTC K6 Portfolio | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity OTC K6 Portfolio | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity OTC K6 Portfolio | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity OTC K6 Portfolio | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity OTC K6 Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity OTC K6 Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity OTC K6 Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC K6 Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity OTC K6 Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity OTC K6 Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC K6 Portfolio | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC K6 Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity OTC K6 Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity OTC K6 Portfolio | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity OTC K6 Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity OTC K6 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity OTC K6 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity OTC K6 Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Leveraged Company Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Leveraged Company Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Leveraged Company Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Leveraged Company Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Leveraged Company Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Leveraged Company Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Leveraged Company Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Leveraged Company Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Leveraged Company Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Leveraged Company Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Leveraged Company Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Leveraged Company Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Leveraged Company Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Leveraged Company Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Leveraged Company Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Leveraged Company Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Leveraged Company Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Leveraged Company Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Leveraged Company Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Leveraged Company Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Leveraged Company Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Leveraged Company Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Leveraged Company Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Leveraged Company Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Leveraged Company Stock Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Leveraged Company Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Leveraged Company Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Leveraged Company Stock Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Leveraged Company Stock Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Leveraged Company Stock Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Leveraged Company Stock Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Leveraged Company Stock Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Leveraged Company Stock Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Leveraged Company Stock Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Leveraged Company Stock Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Leveraged Company Stock Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Leveraged Company Stock Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Leveraged Company Stock Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Leveraged Company Stock Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Leveraged Company Stock Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Leveraged Company Stock Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Leveraged Company Stock Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Leveraged Company Stock Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Leveraged Company Stock Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Leveraged Company Stock Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Leveraged Company Stock Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Leveraged Company Stock Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Leveraged Company Stock Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Leveraged Company Stock Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Leveraged Company Stock Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Leveraged Company Stock Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Leveraged Company Stock Fund - Class K | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Leveraged Company Stock Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Leveraged Company Stock Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth & Income Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Growth & Income Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Growth & Income Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Growth & Income Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth & Income Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth & Income Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth & Income Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth & Income Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth & Income Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth & Income Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth & Income Portfolio | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Growth & Income Portfolio | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Growth & Income Portfolio | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Growth & Income Portfolio | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Growth & Income Portfolio | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Growth & Income Portfolio | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Growth & Income Portfolio | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Growth & Income Portfolio | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Growth & Income Portfolio | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Growth & Income Portfolio | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Growth & Income Portfolio | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth & Income Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Growth & Income Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth & Income Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth & Income Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Growth & Income Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth & Income Portfolio | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth & Income Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth & Income Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Growth & Income Portfolio | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth & Income Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Growth & Income Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth & Income Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth & Income Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth & Income Portfolio - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Growth & Income Portfolio - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Growth & Income Portfolio - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Growth & Income Portfolio - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth & Income Portfolio - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth & Income Portfolio - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth & Income Portfolio - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth & Income Portfolio - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth & Income Portfolio - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth & Income Portfolio - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth & Income Portfolio - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Growth & Income Portfolio - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Growth & Income Portfolio - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Growth & Income Portfolio - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Growth & Income Portfolio - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Growth & Income Portfolio - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Growth & Income Portfolio - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Growth & Income Portfolio - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Growth & Income Portfolio - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Growth & Income Portfolio - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Growth & Income Portfolio - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth & Income Portfolio - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Growth & Income Portfolio - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth & Income Portfolio - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth & Income Portfolio - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Growth & Income Portfolio - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth & Income Portfolio - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth & Income Portfolio - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth & Income Portfolio - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Growth & Income Portfolio - Class K | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth & Income Portfolio - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Growth & Income Portfolio - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth & Income Portfolio - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth & Income Portfolio - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Dividend Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Dividend Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Dividend Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Dividend Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Dividend Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Dividend Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Dividend Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Dividend Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Dividend Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Dividend Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Dividend Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Dividend Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Dividend Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Dividend Growth Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Dividend Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Dividend Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Dividend Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Dividend Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Dividend Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Dividend Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Dividend Growth Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Dividend Growth Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Dividend Growth Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Dividend Growth Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Dividend Growth Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Dividend Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Dividend Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Dividend Growth Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Dividend Growth Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Dividend Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Dividend Growth Fund | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Dividend Growth Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Dividend Growth Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Dividend Growth Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Dividend Growth Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Dividend Growth Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Dividend Growth Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Dividend Growth Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Dividend Growth Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Dividend Growth Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Dividend Growth Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Dividend Growth Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Dividend Growth Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Dividend Growth Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Dividend Growth Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Dividend Growth Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Dividend Growth Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Dividend Growth Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Dividend Growth Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Dividend Growth Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Dividend Growth Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Dividend Growth Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Dividend Growth Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Dividend Growth Fund - Class K | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Dividend Growth Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Dividend Growth Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Dividend Growth Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Dividend Growth Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Dividend Growth Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Dividend Growth Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund - Class K | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Dividend Growth Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Dividend Growth Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Dividend Growth Fund - Class K | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Blue Chip Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Blue Chip Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Blue Chip Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Blue Chip Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Blue Chip Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Blue Chip Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Blue Chip Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Blue Chip Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Blue Chip Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Blue Chip Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Blue Chip Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Blue Chip Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Blue Chip Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Blue Chip Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Blue Chip Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Blue Chip Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Blue Chip Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Blue Chip Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Blue Chip Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Blue Chip Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Blue Chip Value Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Blue Chip Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Blue Chip Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Blue Chip Growth K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Blue Chip Growth K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Blue Chip Growth K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Blue Chip Growth K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Blue Chip Growth K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Blue Chip Growth K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Blue Chip Growth K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Blue Chip Growth K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Blue Chip Growth K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Blue Chip Growth K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Growth K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Fidelity Blue Chip Growth K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Blue Chip Growth K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Blue Chip Growth K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Blue Chip Growth K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Blue Chip Growth K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Blue Chip Growth K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Blue Chip Growth K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Fidelity Blue Chip Growth K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Blue Chip Growth K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Blue Chip Growth K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth K6 Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth K6 Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Blue Chip Growth K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Blue Chip Growth K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Blue Chip Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Blue Chip Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Blue Chip Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Blue Chip Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Blue Chip Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Blue Chip Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Blue Chip Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Blue Chip Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Blue Chip Growth Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Blue Chip Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Blue Chip Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Blue Chip Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Blue Chip Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Blue Chip Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Blue Chip Growth Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Blue Chip Growth Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Blue Chip Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Blue Chip Growth Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Blue Chip Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Blue Chip Growth Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Blue Chip Growth Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Blue Chip Growth Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Blue Chip Growth Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Blue Chip Growth Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Blue Chip Growth Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Blue Chip Growth Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Growth Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Blue Chip Growth Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Blue Chip Growth Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Blue Chip Growth Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Blue Chip Growth Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Blue Chip Growth Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Blue Chip Growth Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Blue Chip Growth Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Blue Chip Growth Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Blue Chip Growth Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Blue Chip Growth Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Blue Chip Growth Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Blue Chip Growth Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Blue Chip Growth Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Blue Chip Growth Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Blue Chip Growth Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Blue Chip Growth Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Blue Chip Growth Fund - Class K | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Blue Chip Growth Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Blue Chip Growth Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Blue Chip Growth Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Blue Chip Growth Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Blue Chip Growth Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Leveraged Company Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Leveraged Company Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Leveraged Company Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Leveraged Company Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Blue Chip Growth Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Blue Chip Growth Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Blue Chip Growth Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Blue Chip Growth Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Blue Chip Growth Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Blue Chip Growth Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Growth Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Growth Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Blue Chip Growth Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Blue Chip Growth Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Blue Chip Growth Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Blue Chip Growth Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Blue Chip Growth Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Blue Chip Growth Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Blue Chip Growth Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Growth Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Growth Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Blue Chip Growth Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Blue Chip Growth Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Blue Chip Growth Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Blue Chip Growth Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Blue Chip Growth Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Blue Chip Growth Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Blue Chip Growth Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Growth Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Growth Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Blue Chip Growth Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Blue Chip Growth Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Blue Chip Growth Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Blue Chip Growth Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Blue Chip Growth Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Blue Chip Growth Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Blue Chip Growth Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Growth Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Growth Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Blue Chip Growth Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Blue Chip Growth Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Blue Chip Growth Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Blue Chip Growth Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Growth Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Blue Chip Growth Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Blue Chip Growth Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor OTC Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor OTC Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor OTC Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor OTC Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor OTC Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor OTC Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor OTC Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor OTC Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity Advisor OTC Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor OTC Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor OTC Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor OTC Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor OTC Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor OTC Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor OTC Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor OTC Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor OTC Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor OTC Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor OTC Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor OTC Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor OTC Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor OTC Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor OTC Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor OTC Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor OTC Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor OTC Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor OTC Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity Advisor OTC Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor OTC Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor OTC Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor OTC Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor OTC Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor OTC Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor OTC Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor OTC Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor OTC Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor OTC Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor OTC Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor OTC Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor OTC Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor OTC Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor OTC Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor OTC Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor OTC Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor OTC Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor OTC Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity Advisor OTC Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor OTC Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor OTC Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor OTC Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor OTC Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor OTC Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor OTC Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor OTC Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor OTC Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor OTC Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor OTC Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor OTC Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor OTC Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor OTC Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor OTC Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor OTC Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor OTC Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor OTC Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor OTC Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity Advisor OTC Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor OTC Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor OTC Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor OTC Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor OTC Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor OTC Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor OTC Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor OTC Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor OTC Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor OTC Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor OTC Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor OTC Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor OTC Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor OTC Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor OTC Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor OTC Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor OTC Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor OTC Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor OTC Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	52.80%
Fidelity Advisor OTC Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor OTC Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor OTC Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor OTC Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor OTC Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor OTC Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor OTC Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor OTC Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor OTC Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Advisor OTC Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor OTC Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor OTC Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor OTC Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor OTC Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor OTC Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor OTC Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor OTC Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor OTC Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth & Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth & Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth & Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Growth & Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Growth & Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth & Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth & Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth & Income Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Growth & Income Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Growth & Income Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Growth & Income Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Growth & Income Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Growth & Income Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Growth & Income Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Growth & Income Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth & Income Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Growth & Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth & Income Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth & Income Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth & Income Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Growth & Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth & Income Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth & Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth & Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Growth & Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Growth & Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth & Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth & Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth & Income Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Growth & Income Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Growth & Income Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Growth & Income Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Growth & Income Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Growth & Income Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Growth & Income Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Growth & Income Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth & Income Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Growth & Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth & Income Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth & Income Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth & Income Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Growth & Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth & Income Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth & Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth & Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Growth & Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Growth & Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth & Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth & Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth & Income Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Growth & Income Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Growth & Income Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Growth & Income Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Growth & Income Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Growth & Income Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Growth & Income Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Growth & Income Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth & Income Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Growth & Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth & Income Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth & Income Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth & Income Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Growth & Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth & Income Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth & Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth & Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Growth & Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Growth & Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth & Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth & Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth & Income Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Growth & Income Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Growth & Income Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Growth & Income Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Growth & Income Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Growth & Income Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Growth & Income Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Growth & Income Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth & Income Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Growth & Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth & Income Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth & Income Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth & Income Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Growth & Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth & Income Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Growth & Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Growth & Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Growth & Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Growth & Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Growth & Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth & Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth & Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth & Income Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Growth & Income Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Growth & Income Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Growth & Income Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Growth & Income Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Growth & Income Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Growth & Income Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Growth & Income Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Growth & Income Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Growth & Income Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Advisor Growth & Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth & Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth & Income Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Growth & Income Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth & Income Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Growth & Income Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth & Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Fidelity Advisor Growth & Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth & Income Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth & Income Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Dividend Growth Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Dividend Growth Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Dividend Growth Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Dividend Growth Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Dividend Growth Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Dividend Growth Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Dividend Growth Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Dividend Growth Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Dividend Growth Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Dividend Growth Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Dividend Growth Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Dividend Growth Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Dividend Growth Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Dividend Growth Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Dividend Growth Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Dividend Growth Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Dividend Growth Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Advisor Dividend Growth Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class Z | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Dividend Growth Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Dividend Growth Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Dividend Growth Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Dividend Growth Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Dividend Growth Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Dividend Growth Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Dividend Growth Fund - Class Z | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Dividend Growth Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Dividend Growth Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Dividend Growth Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Dividend Growth Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Dividend Growth Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Dividend Growth Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Dividend Growth Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Dividend Growth Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Dividend Growth Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Dividend Growth Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Dividend Growth Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Dividend Growth Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Dividend Growth Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Dividend Growth Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Dividend Growth Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Dividend Growth Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Dividend Growth Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Advisor Dividend Growth Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class A | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Dividend Growth Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Dividend Growth Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Dividend Growth Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Dividend Growth Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Dividend Growth Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Dividend Growth Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Dividend Growth Fund - Class A | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Dividend Growth Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Dividend Growth Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Dividend Growth Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Dividend Growth Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Dividend Growth Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Dividend Growth Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Dividend Growth Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Dividend Growth Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Dividend Growth Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Dividend Growth Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Dividend Growth Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Dividend Growth Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Dividend Growth Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Dividend Growth Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Dividend Growth Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Dividend Growth Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Dividend Growth Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Advisor Dividend Growth Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class M | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Dividend Growth Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Dividend Growth Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Dividend Growth Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Dividend Growth Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Dividend Growth Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Dividend Growth Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Dividend Growth Fund - Class M | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Dividend Growth Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Dividend Growth Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Dividend Growth Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Dividend Growth Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Dividend Growth Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Dividend Growth Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Dividend Growth Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Dividend Growth Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Dividend Growth Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Dividend Growth Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Dividend Growth Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Dividend Growth Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Dividend Growth Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Dividend Growth Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Dividend Growth Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Dividend Growth Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Dividend Growth Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Advisor Dividend Growth Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class C | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Dividend Growth Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Dividend Growth Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Dividend Growth Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Dividend Growth Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Dividend Growth Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Dividend Growth Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Dividend Growth Fund - Class C | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Dividend Growth Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Dividend Growth Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Dividend Growth Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Dividend Growth Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Dividend Growth Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Dividend Growth Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Dividend Growth Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Dividend Growth Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Dividend Growth Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Dividend Growth Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Dividend Growth Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Dividend Growth Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Dividend Growth Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Dividend Growth Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Dividend Growth Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Dividend Growth Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Dividend Growth Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Dividend Growth Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Dividend Growth Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Fidelity Advisor Dividend Growth Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class I | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Dividend Growth Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Dividend Growth Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Dividend Growth Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Dividend Growth Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Dividend Growth Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Dividend Growth Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Dividend Growth Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Dividend Growth Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Dividend Growth Fund - Class I | AAOtherInvestmentCompaniesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Blue Chip Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Blue Chip Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Blue Chip Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Blue Chip Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Blue Chip Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Blue Chip Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Blue Chip Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Blue Chip Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Blue Chip Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Blue Chip Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Blue Chip Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Blue Chip Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Blue Chip Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Blue Chip Value Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Blue Chip Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Blue Chip Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Blue Chip Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Advisor Blue Chip Value Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Blue Chip Value Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Blue Chip Value Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Value Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Blue Chip Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Blue Chip Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Blue Chip Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Blue Chip Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Blue Chip Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Blue Chip Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Blue Chip Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Blue Chip Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Blue Chip Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Blue Chip Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Blue Chip Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Blue Chip Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Blue Chip Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Blue Chip Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Blue Chip Value Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Blue Chip Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Blue Chip Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Blue Chip Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Advisor Blue Chip Value Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Blue Chip Value Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Blue Chip Value Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Value Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Blue Chip Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Blue Chip Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Blue Chip Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Blue Chip Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Blue Chip Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Blue Chip Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Blue Chip Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Blue Chip Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Blue Chip Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Blue Chip Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Blue Chip Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Blue Chip Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Blue Chip Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Blue Chip Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Blue Chip Value Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Blue Chip Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Blue Chip Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Blue Chip Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Advisor Blue Chip Value Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Blue Chip Value Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Blue Chip Value Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Value Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Blue Chip Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Blue Chip Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Blue Chip Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Blue Chip Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Blue Chip Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Blue Chip Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Blue Chip Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Blue Chip Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Blue Chip Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Blue Chip Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Blue Chip Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Blue Chip Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Blue Chip Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Blue Chip Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Blue Chip Value Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Blue Chip Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Blue Chip Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Blue Chip Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Advisor Blue Chip Value Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Blue Chip Value Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Blue Chip Value Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Value Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Blue Chip Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Blue Chip Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Blue Chip Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Advisor Blue Chip Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Blue Chip Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Blue Chip Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Blue Chip Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Blue Chip Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Blue Chip Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Blue Chip Value Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Blue Chip Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Fidelity Advisor Blue Chip Value Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Blue Chip Value Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Blue Chip Value Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Blue Chip Value Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Blue Chip Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Blue Chip Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Real Estate Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Real Estate Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Real Estate Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Real Estate Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Real Estate Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Real Estate Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Real Estate Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Real Estate Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Real Estate Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Real Estate Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Real Estate Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Real Estate Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Real Estate Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Real Estate Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity SAI Real Estate Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity SAI Real Estate Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Real Estate Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Real Estate Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI Real Estate Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity SAI Real Estate Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Real Estate Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI Real Estate Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Real Estate Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Real Estate Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Real Estate Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI Real Estate Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Real Estate Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity SAI Real Estate Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity SAI Real Estate Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Real Estate Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Real Estate Income Fund - ETF Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Real Estate Income Fund - ETF Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Real Estate Income Fund - ETF Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Real Estate Income Fund - ETF Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Real Estate Income Fund - ETF Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund - ETF Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund - ETF Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Income Fund - ETF Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Income Fund - ETF Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund - ETF Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund - ETF Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Real Estate Income Fund - ETF Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Real Estate Income Fund - ETF Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Real Estate Income Fund - ETF Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Real Estate Income Fund - ETF Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Real Estate Income Fund - ETF Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Real Estate Income Fund - ETF Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Real Estate Income Fund - ETF Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Real Estate Income Fund - ETF Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Real Estate Income Fund - ETF Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Real Estate Income Fund - ETF Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Real Estate Income Fund - ETF Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Real Estate Income Fund - ETF Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Real Estate Income Fund - ETF Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Real Estate Income Fund - ETF Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Real Estate Income Fund - ETF Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Real Estate Income Fund - ETF Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Real Estate Income Fund - ETF Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Real Estate Income Fund - ETF Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Real Estate Income Fund - ETF Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%